ACCRUED EXPENSES - Components of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Research and development	$ 1,242	$ 1,841	$ 1,372
Payroll-related expenses	2,043	2,967	1,892
Restructuring charge related	6,365	1,497	0
Professional fees	381	597	684
Legal expenses, including preliminary litigation settlement	23,720	1,344
Other	49	9	25
Total Accrued Expenses	$ 33,800	$ 8,255	$ 3,973